UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin               New York, N.Y.             November 14, 2005
--------------------           ------------------------      -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:  $217,215
                                         (thousands)


List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8

                               TITLE                        VALUE    SHRS OR    SH/  PUT/     INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN  CALL     DISCRETN  MGRS      SOLE  SHARED  NONE
--------------                 --------        -----       --------  -------    ---  ----     --------  ----    ------  ------  ----
3COM CORP                      COM             885535104    2,840      696,100  SH            SOLE      NONE    696,100
AGERE SYS INC                  COM             00845V308    4,790      460,128  SH            SOLE      NONE    460,128
AGILENT TECHNOLOGIES INC       COM             00846U101   24,563      750,000  SH            SOLE      NONE    750,000
AGILENT TECHNOLOGIES INC       COM             00846U101    9,006      275,000       CALL     SOLE      NONE    275,000
AGILENT TECHNOLOGIES INC       COM             00846U101   26,200      800,000       PUT      SOLE      NONE    800,000
ALBERTSONS INC                 COM             013104104    1,283       50,000       PUT      SOLE      NONE     50,000
AMERICAN EXPRESS CO            COM             025816109    4,308       75,000  SH            SOLE      NONE     75,000
AMERICAN EXPRESS CO            COM             025816109    4,308       75,000       PUT      SOLE      NONE     75,000
AT&T CORP                      COM NEW         001957505    2,970      150,000       CALL     SOLE      NONE    150,000
AVAYA INC                      COM             053499109    3,146      305,400  SH            SOLE      NONE    305,400
BEA SYS INC                    COM             073325102    2,517      280,000  SH            SOLE      NONE    280,000
BOSTON SCIENTIFIC CORP         COM             101137907    3,506      150,000       CALL     SOLE      NONE    150,000
BOSTON SCIENTIFIC CORP         COM             101137907    2,337      100,000       CALL     SOLE      NONE    100,000
CABLEVISION SYS CORP           CLA NY CABLVS   12686C109    1,534       50,000       PUT      SOLE      NONE     50,000
CALLIDUS SOFTWARE INC          COM             13123E500      277       74,800  SH            SOLE      NONE     74,800
CHOLESTECH CORP                COM             170393102    2,036      201,940  SH            SOLE      NONE    201,940
CISCO SYS INC                  COM             17275R102    1,075       60,000  SH            SOLE      NONE     60,000
CITIGROUP INC                  COM             172967101    4,552      100,000  SH            SOLE      NONE    100,000
CITIGROUP INC                  COM             172967101    4,552      100,000       PUT      SOLE      NONE    100,000
COMPUTER ASSOC INT INC         COM             204912109    3,476      125,000  SH            SOLE      NONE    125,000
COMPUTER ASSOC INT INC         COM             204912109    3,476      125,000       PUT      SOLE      NONE    125,000
ENTERASYS NETWORKS INC         COM             293637104    5,025    3,749,800  SH            SOLE      NONE  3,749,800
GUIDANT CORP                   COM             401698105    1,722       25,000       PUT      SOLE      NONE     25,000
HEWLETT-PACKARD CO             COM             428236103    2,190       75,000  SH            SOLE      NONE     75,000
HEWLETT-PACKARD CO             COM             428236103    2,190       75,000       CALL     SOLE      NONE     75,000
INTEGRATED DEVICE TECHNOLOGY   COM             458118106    1,074      100,000       CALL     SOLE      NONE    100,000
LAWSON SOFTWARE INC            COM             520780107    2,520      363,095  SH            SOLE      NONE    363,095
LENNAR CORP                    CL B            526057302    1,939       35,000  SH            SOLE      NONE     35,000
MAYTAG CORP                    COM             578592107      822       45,000       PUT      SOLE      NONE     45,000
MOTIVE INC                     COM             61980V107    1,945      306,800  SH            SOLE      NONE    306,800
NETSCOUT SYS INC               COM             64115T104    1,518      279,559  SH            SOLE      NONE    279,559
NEWS CORP                      CL A            65248E104    1,949      125,000  SH            SOLE      NONE    125,000
ORACLE CORP                    COM             68389X105    1,240      100,000       CALL     SOLE      NONE    100,000
PACIFICARE HEALTH SYS DEL      COM             695112102    2,393       30,000  SH            SOLE      NONE     30,000
PACIFICARE HEALTH SYS DEL      COM             695112102    7,978      100,000       PUT      SOLE      NONE    100,000
PACTIV CORP                    COM             695257105    2,278      130,000  SH            SOLE      NONE    130,000
PANAMSAT HLDG CORP             COM             69831Y105    1,210       50,000  SH            SOLE      NONE     50,000
QUIKSILVER INC                 COM             74838C106      867       60,000  SH            SOLE      NONE     60,000
REEBOK INTL LTD                COM             758110100    2,829       50,000  SH            SOLE      NONE     50,000
SAKS INC                       COM             79377W108    1,850      100,000       PUT      SOLE      NONE    100,000
SEAGATE TECHNOLOGY             COM             G7945J104    3,170      200,000       CALL     SOLE      NONE    200,000
SPRINT NEXTEL CORP             COM FON         852061100    2,378      100,000  SH            SOLE      NONE    100,000
SUPPORTSOFT INC                COM             868587106    2,742      544,095  SH            SOLE      NONE    544,095
THE GILLETTE COMPANY           COM             375766102   12,540      216,300  SH            SOLE      NONE    216,300
TIBCO SOFTWARE INC             COM             88632Q103    1,254      150,000       PUT      SOLE      NONE    150,000
TIME WARNER INC                COM             887317105    1,811      100,000       CALL     SOLE      NONE    100,000
TIME WARNER INC                COM             887317105    7,244      400,000       CALL     SOLE      NONE    400,000
TIVO INC                       COM             888706108      274       50,000  SH            SOLE      NONE     50,000
VIACOM INC                     CL A            925524100      346       10,424  SH            SOLE      NONE     10,424
VIACOM INC                     CL B            925524308    3,747      113,510  SH            SOLE      NONE    113,510
WHIRLPOOL CORP                 COM             963320106    2,273       30,000  SH            SOLE      NONE     30,000
WHIRLPOOL CORP                 COM             963320106   15,154      200,000       CALL     SOLE      NONE    200,000
WHOLE FOODS M INC              COM             966837106    2,017       15,000       PUT      SOLE      NONE     15,000
WILLBROS GROUP INC             COM             969199108    3,170      200,000  SH            SOLE      NONE    200,000
YORK INTL CORP NEW             COM             986670107    2,804       50,000  SH            SOLE      NONE     50,000


03164.0001 #615163